Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Carrying amount of interests in associates	$ 5,244	$ 16,316
Share of loss of equity-accounted investees	$ (887)	$ (1,998)	$ (1,702)